EQUITY METHOD INVESTMENT	9 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

10. EQUITY METHOD INVESTMENT

SunEdison acquired an approximately 35% interest in SMP, Ltd. from Samsung Fine Chemicals Co., Ltd for a cash purchase price of 143.9 billion South Korean Won, or $140.7 million, and contributed that interest in SMP to us as part of the Formation Transactions. SMP owns a polysilicon manufacturing facility currently under construction in South Korea. This represents a non-cash transaction to us and is excluded from the condensed consolidated statements of cash flows. This transaction resulted in us having an equity method investment in SMP.

We use the equity method of accounting for our equity investments where we hold more than 20% of the outstanding stock of the investee or where we have the ability to significantly influence the operations or financial decisions of the investee. We initially record the investment at cost and adjust the carrying amount each period to recognize our share of the earnings or losses of the investee based on our ownership percentage. We review our equity and cost method investments periodically for indicators of impairment.